Derivative Financial Instruments - Additional Information (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Derivative [Line Items]
Cash collateral provided and not offset against derivative positions and included in Other assets	¥ 1,406,369	¥ 988,881
Cash collateral accepted and not offset against derivative positions and included in Other liabilities	1,382,985	1,008,083
Mizuho Financial Group, Inc.
Derivative [Line Items]
Cash collateral provided and not offset against derivative positions and included in Other assets	¥ 1,406,000	¥ 989,000